CREDIT RISK	12 Months Ended
Dec. 31, 2019
Credit Risk
NOTE 26 - CREDIT RISK

Credit risk results from the possibility that a loss may occur from the failure of another party to perform according to the terms of the contract. Financial instruments that potentially subject the Corporation to concentrations of credit risk consist primarily of cash and trade and other accounts receivable. Cash is maintained with high-credit quality financial institutions. For trade accounts receivable, the Corporation performs periodic credit evaluations and typically does not require collateral. Allowances are maintained for potential credit losses consistent with the credit risk, historical trends, general economic conditions and other information.

The Corporation has a limited number of customers. Included in the consolidated statement of financial position as of December 31, 2019, 2018 and 2017 are trade accounts receivable of $4,368, $2,084 and $78,397, respectively, all of which were aged under 45 days. Two customers accounted for 100.0% and one customer accounted for 100.00% of the trade receivables balance as of December 31, 2019 and 2018, respectively, all of whom have a good payment record with the Corporation. No bad debt expense was recorded on trade accounts receivable for the years ended December 31, 2019, 2018 or 2017.

At December 31, 2019, the Corporation’s maximum credit exposure corresponded to the carrying amount of cash, trade accounts receivable and other receivables.